UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2211


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York         May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $43,031
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                               VALUE     SHRS OR   SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION MNGRS    SOLE   SHARED  NONE
ASHFORD HOSPITALITY TR INC      COM SHS           044103109     169       110,000  SH          SOLE     NONE     110,000
CHEMTURA CORP                   COM               163893100       6       135,000  SH          SOLE     NONE     135,000
CITIGROUP INC                   COM               172967101   3,491     1,380,000      PUT     SOLE     NONE   1,380,000
CRAWFORD & CO                   CL A              224633206     736       173,903  SH          SOLE     NONE     173,903
E M C CORP MASS                 COM               268648102   3,022       265,100  SH          SOLE     NONE     265,100
ECHOSTAR CORP                   CL A              278768106   2,147       144,794  SH          SOLE     NONE     144,794
FEDERAL HOME LN MTG CORP        COM               313400301      28        36,300      PUT     SOLE     NONE      36,300
GPO AEROPORTUARIO DEL PAC SA    SPON ADR B        400506101   2,674       146,500  SH          SOLE     NONE     146,500
GRUPO AEROPORTUARIO CTR NORT    SPON ADR          400501102     630        86,826  SH          SOLE     NONE      86,826
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J206   2,544       186,500  SH          SOLE     NONE     186,500
LODGENET INTERACTIVE CORP       COM               540211109     114        72,000  SH          SOLE     NONE      72,000
MAGNA INTL INC                  CL A              559222401     554        20,725  SH          SOLE     NONE      20,725
MASTERCARD INC                  CL A              57636Q104     687         4,102  SH          SOLE     NONE       4,102
MI DEVS INC                     CL A SUB VTG      55304X104     904       147,300  SH          SOLE     NONE     147,300
MICROSOFT CORP                  COM               594918104   3,762       204,800  SH          SOLE     NONE     204,800
MORGAN STANLEY EMERG MKT DOM    COM               617477104     203        22,350  SH          SOLE     NONE      22,350
NU HORIZONS ELECTRS CORP        COM               669908105     693       323,741  SH          SOLE     NONE     323,741
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297   1,770        40,550  SH          SOLE     NONE      40,550
SKECHERS U S A INC              CL A              830566105     492        73,800  SH          SOLE     NONE      73,800
SMART MODULAR TECHNOLOGIES I    ORD SHS           G82245104   1,486     1,004,076  SH          SOLE     NONE   1,004,076
SPDR GOLD TRUST                 GOLD SHS          78463V107     557         6,175  SH          SOLE     NONE       6,175
TECH DATA CORP                  COM               878237106   3,476       159,600  SH          SOLE     NONE     159,600
TERRA INDS INC                  COM               880915103   3,162       112,550  SH          SOLE     NONE     112,550
TFS FINL CORP                   COM               87240R107     900        74,177  SH          SOLE     NONE      74,177
TRIPLE-S MGMT CORP              CL B              896749108   3,119       259,931  SH          SOLE     NONE     259,931
WELLPOINT INC                   COM               94973V107   3,300        86,899  SH          SOLE     NONE      86,899
WELLPOINT INC                   COM               94973V107   1,291        34,000      CALL    SOLE     NONE      34,000
WESTERN ASSET EMRG MKT INCM     COM               95766E103     147        18,200  SH          SOLE     NONE      18,200
XYRATEX LTD                     COM               G98268108     966       439,233  SH          SOLE     NONE     439,233

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